TRADE ACCOUNTS RECEIVABLE - Non current trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Maturity schedule	5 years
Trade Receivables [Member] | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
B2B merchandise resale portion - 24 months	R$ 235,368	R$ 258,751
Vivo TECH product	443,761	415,653
Nominal amount receivable	679,129	703,931
Deferred financial income	(88,610)	(62,464)
Present value of accounts receivable	590,519	641,467
Estimated impairment losses	(191,490)	(170,585)
Present value of accounts receivable	R$ 399,029	470,882
Trade Receivables [Member] | OI group | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Portion of accounts receivable from the OI group		R$ 29,527